UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        April 25, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           49
Form 13F Information Table Value Total:     $223,661
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF                  VALUE   SHRS OR          INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP     (X$1000) PRN AMT  SH/ PRN DISCRETIONSOLE SHARED  NONE
SPDR TRUST SERIES 1                 COM   78462F103      10,497   67,000     SH      SOLE                 67,000
INTERNATIONAL BUSINESS MACHINE      COM   459200101      9,172    43,000     SH      SOLE                 43,000
SCHLUMBERGER LTD                    COM   806857108      7,467    99,700     SH      SOLE                 99,700
UNION PACIFIC CORPORATION           COM   907818108      7,363    51,700     SH      SOLE                 51,700
AMERICAN EXPRESS COMPANY            COM   025816109      7,279    107,900    SH      SOLE                107,900
CATERPILLAR TRACTOR CO              COM   149123101      7,267    83,555     SH      SOLE                 83,555
PROCTER & GAMBLE CO                 COM   742718109      7,066    91,700     SH      SOLE                 91,700
BERKSHIRE HATHAWAY                  COM   084670108      6,876      44       SH      SOLE                   44
PEPSICO INCORPORATED                COM   713448108      6,677    84,400     SH      SOLE                 84,400
EXXON MOBIL CORPORATION             COM   30231G102      6,560    72,800     SH      SOLE                 72,800
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206      6,164    94,600     SH      SOLE                 94,600
WAL-MART STORES                     COM   931142103      5,986    80,000     SH      SOLE                 80,000
LOWE'S CORP                         COM   548661107      5,916    156,000    SH      SOLE                156,000
JM SMUCKER CO                       COM   832696405      5,801    58,500     SH      SOLE                 58,500
GENERAL ELECTRIC COMPANY            COM   369604103      5,232    226,300    SH      SOLE                226,300
ORACLE CORP                         COM   68389X105      5,205    161,000    SH      SOLE                161,000
INTEL CORP                          COM   458140100      5,175    237,000    SH      SOLE                237,000
VISA INC/A                          COM   92826C839      5,146    30,300     SH      SOLE                 30,300
3M COMPANY                          COM   88579Y101      5,071    47,700     SH      SOLE                 47,700
VERISK ANALYTICS INC - CLASS A      COM   92345Y106      4,985    80,900     SH      SOLE                 80,900
PHILIP MORRIS INTERNATIONAL         COM   718172109      4,960    53,500     SH      SOLE                 53,500
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406      4,902    91,900     SH      SOLE                 91,900
FRANKLIN RESOURCES                  COM   354613101      4,841    32,100     SH      SOLE                 32,100
BHP BILLITON LTD - SPON ADR         ADR   088606108      4,683    68,440     SH      SOLE                 68,440
ILLINOIS TOOL WORKS                 COM   452308109      4,631    76,000     SH      SOLE                 76,000
PFIZER INC                          COM   717081103      4,494    155,700    SH      SOLE                155,700
TARGET CORP                         COM   87612E106      4,066    59,400     SH      SOLE                 59,400
MERCK & CO.                         COM   58933Y105      4,044    91,500     SH      SOLE                 91,500
COVIDIEN LTD                        COM   G2554F113      3,840    56,600     SH      SOLE                 56,600
BP P.L.C.                           ADR   055622104      3,802    89,766     SH      SOLE                 89,766
ABBVIE INC                          COM   00287Y109      3,629    89,000     SH      SOLE                 89,000
CISCO SYSTEMS INC                   COM   17275R102      3,621    173,300    SH      SOLE                173,300
YUM BRANDS INC                      COM   988498101      3,237    45,000     SH      SOLE                 45,000
ABBOTT LABS                         COM   002824100      3,143    89,000     SH      SOLE                 89,000
EMERSON ELECTRIC CO                 COM   291011104      3,056    54,700     SH      SOLE                 54,700
MEAD JOHNSON NUTRITION CO           COM   582839106      2,966    38,300     SH      SOLE                 38,300
ECOLAB INC                          COM   278865100      2,773    34,582     SH      SOLE                 34,582
ENSCO PLC-CL A                      COM   G3157S106      2,694    44,900     SH      SOLE                 44,900
CME GROUP INC                       COM   12572Q105      2,518    41,000     SH      SOLE                 41,000
ENBRIDGE INC.                       COM   29250N105      2,439    52,400     SH      SOLE                 52,400
PRAXAIR INC                         COM   74005P104      2,342    21,000     SH      SOLE                 21,000
KOHL'S CORP                         COM   500255104      2,316    50,200     SH      SOLE                 50,200
AVON PRODUCTS                       COM   054303102      2,297    110,800    SH      SOLE                110,800
EXPRESS SCRIPTS HOLDING CO          COM   30219G108      2,198    38,151     SH      SOLE                 38,151
ITC HOLDINGS CORP                   COM   465685105      2,035    22,800     SH      SOLE                 22,800
FLOWSERVE CORP                      COM   34354P105      1,895    11,300     SH      SOLE                 11,300
AMETEK INC                          COM   031100100      1,817    41,900     SH      SOLE                 41,900
TEVA PHARMACEUTICAL INDUSTRIES LTD  ADR   881624209      1,774    44,700     SH      SOLE                 44,700
HOSPIRA INC                         COM   441060100      1,743    53,100     SH      SOLE                 53,100


GRAND TOTALS                                            223,661  3,705,138


